Income Tax (Tables)	6 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Income Tax Benefits (Expenses)

The income tax benefits (expenses) for the six months ended December 31, 2023 and 2024 were comprised of the following:

	For the Six Months Ended
	2023	2024
	RMB	RMB
Current income tax expenses	—	—
Deferred income tax benefits (expenses)	137,354	(1,091,247)
	137,354	(1,091,247)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Six Months Ended
	2023	2024
	RMB	RMB
(Loss) Income before income tax expenses	(8,683,354)	446,642
Income tax computed at statutory EIT rate (25%)	2,170,839	(111,661)
Effect of entertainment expense	(274,349)	(192,796)
Effect of staff welfare expense	-	(507,162)
Effect of different tax rate	(8,531)	(1,335,323)
Change in valuation allowance	(1,750,605)	1,055,695

Income tax benefits (expenses)	137,354	(1,091,247)

Schedule of Components of Deferred Tax Assets and Deferred Tax Liabilities

The components of deferred tax assets and deferred tax liabilities are as follows:

	June 30, 2024	December 31, 2024
	RMB	RMB
Deferred tax assets
Net operating loss carrying forwards	10,523,266	9,458,883
Allowance against doubtful accounts	3,578,914	3,651,904
Operating lease liabilities	4,517,779	4,980,865
Total deferred tax assets	18,619,959	18,091,652
Net off against deferred tax liabilities	(8,196,650)	(8,738,103)
Less: Valuation allowance	(10,366,052)	(9,310,357)
Total Deferred tax assets, net	57,257	43,192

	June 30, 2024	December 31, 2024
	RMB	RMB
Deferred tax liabilities
Operating lease right of use assets	4,498,450	5,017,049
GAAP difference - unbilled revenue	6,382,018	7,482,054
Total deferred tax liabilities	10,880,468	12,499,103
Net off against deferred tax assets	(8,196,650)	(8,738,103)
Deferred tax liabilities, net	2,683,818	3,761,000

Schedule of Rollforward of Valuation Allowances of Deferred Tax Assets

The rollforward of valuation allowances of deferred tax assets were as follows:

	June 30, 2024	December 31, 2024
	RMB	RMB
Balance at beginning of the period	7,046,758	10,366,052
Adjustment of opening balance due to adoption of ASU 2016-13	932,367	—
Additions of valuation allowance	2,778,382	791,267
Reversal of valuation allowance	—	(1,846,962)
Expiration of NOLs	(391,455)	—
Balance at end of the period	10,366,052	9,310,357

Schedule of Aggregate Change in the Balance of Gross Unrecognized Tax Benefits

The aggregate change in the balance of gross unrecognized tax benefits for the six months ended December 31, 2023 and 2024 was as follows:

	For the Six Months Ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the period	1,026,964	1,026,964
Increases related to tax positions change	—	—
Balance at end of the period	1,026,964	1,026,964